Fair Value of Financial Instruments Amounts in Paragraphs - Fair Value of Financial Instruments (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 98	$ 114
Foreign Currency Cash Flow Hedge Derivative at Fair Value, Net	$ 7	$ 0